UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930
USCF ETF Trust
(Exact name of registrant as specified in charter)
1999 Harrison Street, Suite 1530, Oakland, California 94612
(Address of principal executive offices) (Zip code)

USCF Advisers LLC
 Mr. Stuart Crumbaugh
1999 Harrison Street, Suite 1530
Oakland, California 94612
 (Name and address of agent for service)

Registrant's telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 to June 30, 2017

ITEM 1.  PROXY VOTING RECORD:

Stock Split Index Fund
USCF Restaurant Leaders Fund

USCF ETF TRUST July 1, 2016 to June 30, 2017
Stock Split Index Fund

Issuer of security	Ticker	Meeting date	CUSIP	Item	Matter voted on	Issuer or Shareholder Proposal	Did Adviser Vote on Behalf of Fund	Fund Vote (FOR, AGAINST, ABSTAIN, or WITHHOLD)	For or Against Management Recommendation

Nike Inc	NKE	9/22/2016	654106103	1	Election of Directors	Issuer	Yes	For All	For
				2	To approve executive compensation by an advisory vote	Issuer	Yes	For	For
				3	To Approve an amendment to the Nike Inc employee stock purchase plan	Issuer	Yes	For	For
				4	To consider a shareholder proposal regarding political contributions disclosure	Shareholder	Yes	Against	For
				5	To ratify the appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm	Issuer	Yes	For	For

Open Text Corporation	OTEX	9/23/2016	683715106	1	Electon of Directors	Issuer	Yes	For All	For
				2	Re-appoint KPMG LLP Chartered Accountants as independent auditors for the company	Issuer	Yes	For	For
3
The special resolution authorizing an amendment to the company's articles, the full text of which is attached as schedule "A" to the company's management proxy circular (the "circular"), with or without variation, to change the number of common shares of the company, as more described in the circular.
						Issuer	Yes	For	For
4
The amended and restated shareholder rights plan resolution. The full text of which is located as schedule "B" to the circular, with or without variation, to continue, amend or restate the company's shareholder rights plan, as more particularly described in the circular.
						Issuer	Yes	Against	Against
5
The 2004 stock opton plan resolution. The full text of which is attached as schedule "D" to the circular, with or without variation, to approve the amendment to the company's 2004 stock option plan to reserve for issuance an additional 4,000,000 common shares under such plan, as more particularly described in the circular.
						Issuer	Yes	Against	Against

Cal-Maine Foods Inc	CALM	9/30/2016	128030202	1	Election of Directors	Issuer	Yes	For All	For
				2	Ratification of the selection of Frost PLLC as independent registered public accounting firm of the company for fiscal year 2017	Issuer	Yes	For	For

Intercontinental Exchange Inc	ICE	10/12/2016	45866F104	1
To approve te adoption of the third amended and restated certificate of incorporation, which increases the total nuimber of authorized shares of common stock, par value $0.01 per share, from 500,000,000 to 1,500,000,000, and correspondingly increases the total number of shares of capital stock that ICE is authorized to issue from 600,000,000 to 1,600,000,000.
						Issuer	Yes	For	For

New Jersey Resources Corporation	NJR	1/25/2017	646025106	1	Election of Directors	Issuer	Yes	For All	For
				2	To approve a non-binding advisory resolution approving the compensation of our named executive officers.	Issuer	Yes	For	For
				3	To provide a non-binding advisory vote as to the frequency (every one, two or three years) of the non-binding shareowner vote to approve the compensation of our named executive officers.	Issuer	Yes	1 year	For
				4	To approve our 2017 stock award and incentive plan	Issuer	Yes	For	For
				5	To ratify the appointment by the audit committee of Deloite & Touche LLP as our independent registered public accounting firm for the fiscal year ending September 30, 2017.	Issuer	Yes	For	For

Apple Inc	AAPL	2/28/2017	037833100	1	Election of Directors	Issuer	Yes	For All	For
				2	Ratification of the appointment of Enrst & Young LLP as Apple's independent registered public accounting firm for 2017	Issuer	Yes	For	For
				3	Advisory vote to approve executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of shareholder votes on executive compensation	Issuer	Yes	1 year	For
				5	A shareholder proposal entitled "Charitable Giving" - recipients, intents and benfits"	Shareholder	Yes	Against	For
				6	A shareholder proposal regarding diversity among our senior management and board of directors	Shareholder	Yes	Against	For
				7	A shareholder proposal entitled "Shareholder proxy access amendments"	Shareholder	Yes	Against	For
				8	A shareholder proposal entitled "Executive compensation reform"	Shareholder	Yes	Against	For
				9	A shareholder proposal entitled "Executives to retain significant stock"	Shareholder	Yes	Against	For

The Toro Company	TTC	3/21/2017	891092108	1	Election of Directors	Issuer	Yes	For All	For
				2	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for our fiscal year ending October 31, 2017	Issuer	Yes	For	For
				3	Approval of, on an advisory basis, our executive compensation	Issuer	Yes	For	For
				4	Approval of, on an adisory basis, the frequesncy of the advisory approval of our executive compensation	Issuer	Yes	1 Year	For

Starbucks Corporation	SBUX	3/22/2017	855244109	1	Election of Directors	Issuer	Yes	For All	For
				2	Advisory resolution to approve executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 Year	For
				4	ratification of selection of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2017	Issuer	Yes	For	For
				5	Amend proxy access bylaw	Shareholder	Yes	Against	For

Lakeland Financial Corp	LKFN	4/11/2017	511656100	1	Election of Directors	Issuer	Yes	For All	For
				2	Adoption of the Lakeland Financial Corporation 2017 equity incentive plan	Issuer	Yes	Against	Against
				3	Ratify the appointment of Crowe Horwath LLP as the company's independent regidtered public accounting firm for the year ending December 31, 2017	Issuer	Yes	For	For
				4	Approval, by non-binding vote, of the company's compensation of certain executive officers	Issuer	Yes	Against	Against
				5	Frequency of vote on the company's compensation of certain executive officers	Issuer	Yes	1 year	For

AO Smith Corporation	AOS	4/13/2017	831865209	1	Election of Directors	Issuer	Yes	For All	For
				2	Proposal to approve, by nonbinding advisory vote, the compensation of our named executive officers	Issuer	Yes	For	For
				3	Proposal to recommend, by nonbinding advisory vote, the frequency of future advisory votes on the compensation of our named officers	Issuer	Yes	1 Year	For
				4	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the corporation	Issuer	Yes	For	For
				5	Proposal to approve performance goals and related matters under the AO Smith combined incentive compensation plan	Issuer	Yes	For	For

PPG Industries Inc	PPG	4/20/2017	693506107	1	Election of Directors	Issuer	Yes	For All	For
				2	Approve the compensation of the company's named executive officers on an advisory basis	Issuer	Yes	For	For
				3	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 Year	For
				4	Ratify the appointment of PriceWaterhouseCoopers LLP as the company's independent registered public accounting firm for 2017	Issuer	Yes	For	For

Astrazeneca PLC	AZN	4/27/2017	046353108	1	To receive the company's accounts, the reports of the directors and auditor and the strategic report for the year ended 31 December 2016	Issuer	Yes	For	For
				2	To confirm dividends	Issuer	Yes	For	For
				3	To appoint PriceWaterhouseCoopers LLP as auditor	Issuer	Yes	For	For
				4	To authorize the directors to agree the remuneration of the auditor	Issuer	Yes	For	For
				5	To elect or re-elect the following directors	Issuer	Yes	For All	For
				6	To approve the annual report on remuneration for the year ended 31 December 2016	Issuer	Yes	For	For
				7	To approve the directors remuneration policy	Issuer	Yes	For	For
				8	To authorize limited political donations	Issuer	Yes	For	For
				9	To authorise the directors to allot shares	Issuer	Yes	For	For
				10	to authorise the directors to disapply pre-emption rights	Issuer	Yes	For	For
				11	To authorize the company to purchase its own shares	Issuer	Yes	For	For
				12	To reduce the notice period for general meetings	Issuer	Yes	Against	Against

Badger Meter Inc	BMI	4/28/2017	056525108	1	Election of Directors	Issuer	Yes	For All	For
				2	Advisory vote to aapprove compensation for our named executive officers	Issuer	Yes	For	For
				3	Advisory vote on frequency of advisory vote on compesation of our named executive ofiicers	Issuer	Yes	1 Year	Against
				4	Ratification of the appointment of Enrst & Young LLP as independent registered public accounts for 2017	Issuer	Yes	For	For

Church & Dwight Co Inc	CHD	5/4/2017	171340102	1	Election of Directors	Issuer	Yes	For All	For
				2	Advisory vote to approve compensation of our named executive officers	Issuer	Yes	For	For
				3	An advisory vote to determine the frequency of the advisory vote on compensation of our named executive officers	Issuer	Yes	1 Year	For
				4	Approval of our second amemnded and restated annual incentive plan	Issuer	Yes	For	For
				5	Proposal to amend our restated certificate of incorporation to increase the number of authorized shares of common stock from 300,000,000 to 6000,000,000 shares	Issuer	Yes	For	For
				6	ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2017	Issuer	Yes	For	For

Union Pacific Corporation	UNP	5/11/2017	907818108	1	Election of Directors	Issuer	Yes	For All	For
				2	ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company for 2017	Issuer	Yes	For	For
				3	An advisory vote to approve executive compensation ("Say on Pay")	Issuer	Yes	For	For
				4	An advisory vote on the frequency of future advisory votes to approve executive compensation ("Say on Frequency")	Issuer	Yes	1 Year	For
				5	Shareholder proposal regarding independent chairman if properly presented at the annual meeting	Shareholder	Yes	Against	For

CF Industries Holdings Inc	CF	5/12/2017	125269100	1	Election of Directors	Issuer	Yes	For All	For
				2	Approval of an advisory resolution regarding the compensation of CF Industries Holdings Inc's named executive officers	Issuer	Yes	Against	Against
				3	Recommendation, by a non-binding advisory vote, on the frequency of future advisory votes to approve the compensation if CF Industries Holdings Inc's named executive officers	Issuer	Yes	1 Year	For
				4	Ratification of the selection of KPMG LLP as Cf Industries Holdings Inc's independent registered public accounting firm in 2017	Issuer	Yes	For	For

Gentex Corporation	GNTX	5/18/2017	371901109	1	Election of Directors	Issuer	Yes	For All	For
				2	To ratify the appointment of Ernst & Young LLP as the company's auditors for the fiscal year ending December 31, 2017	Issuer	Yes	For	For
				3	To approve, on an advisory basis, compensation of the company's named executive officers	Issuer	Yes	Against	Against
				4	To determine, on an advisory basis, whether future shareholder advisory votes on named executive officer compensation should occur every one, two, or three years	Issuer	Yes	1 Year	Against

Amphenol Corporation	APH	5/18/2017	032095101	1	Election of Directors	Issuer	Yes	For All	For
				2	Ratification of Deloitte & Touche LLP as independent accountants of the company	Issuer	Yes	For	For
				3	Advisory vote to approve compensation of named executive officers	Issuer	Yes	For	For
				4	Advisory vote on the frequency of future votes on compensation of named executive officers	Issuer	Yes	1 year	For
				5	To ratify and approve the 2017 stock purchase and option plan for key employees of Amphenol and subsidiaries	Issuer	Yes	Against	Against

Amtrust Financial Services Inc	AFSI	5/18/2017	032359309	1	Election of Directors	Issuer	Yes	For All	For
				2	Advisory vote on named executive officer compensation	Issuer	Yes	For	For
				3	Advisory vote on frequency of advisory vote on nmaed executive officer compensation	Issuer	Yes	1 year	Against
				4	Stockholder proposal on majority voting standard in uncontested election of directors	Stockholder	Yes	For	For

Intercontinental Exchange Inc	ICE	5/19/2017	45866F104	1	Election of Directors	Issuer	Yes	For All	For
				2	To approve, by non-binding vote, the advisory resolution on executive compensation for nmaed executive officers	Issuer	Yes	For	For
				3	To approve, by non-binding vote, the advisory resolution on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 Year	For
				4	To approve the Intercontinental Exchange Inc 2017 omnibus employee incentive plan	Issuer	Yes	Against	Against
				5	To approve an amendment to the Intercontinental Exchange Inc 2013 omnibus non-employee director incentive plan to add an aggregate annual compensation limit	Issuer	Yes	For	For
6
To approve the adoption of our fourth amended and restated certificate of incorporation to update the streamline references to our national securities exchange subsidiaries, their members, and the holdng companies that control such exchanges, and delete references to certain other subsidiaries
						Issuer	Yes	For	For
7
To approve the adoption of our fourth amended and restated certificate of incorporation to remove an obsolete proviso cross-referncing a section of our bylaws that was deleted after the sale of the euronext business in 2014
						Issuer	Yes	For	For
				8	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2017	Issuer	Yes	For	For
				9	Stockholder proposal regarding the preparation of a report assessing ESG market disclosure expectations	Stockholder	Yes	Against	For

First Business Finl Svcs Inc	FBIZ	5/23/2017	319390100	1	Election of Directors	Issuer	Yes	For All	For
				2	To approve, in a non-binding, advisory vote, the compensation of the company's named executive officers	Issuer	Yes	For	For
				3	To ratify the appointment of KPMG LLP as the company's registered public accounting firm for the year ending December 31, 2017	Issuer	Yes	For	For

Alliant Energy Corporation	LNT	5/23/2017	018802108	1	Election of Directors	Issuer	Yes	For All	For
				2	Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of the adviory vote on compensation of our named executive officers	Issuer	Yes	1 Year	For
				4	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for 2017	Issuer	Yes	For	For
				5	A shareholder proposal requesting periodic reporting disclosing expenditures on political activities	Shareholder	Yes	Against	For

The Navigators Group Inc	NAVG	5/25/2017	638904102	1	Election of Directors	Issuer	Yes	For All	For
				2	An advisory resolution on executive compensation	Issuer	Yes	For	For
				3	Hold an advisory vote to recommend the frequency of future advisory votes on executive compensation	Issuer	Yes	1 Year	For
				4	Ratification of KPMG LLP as the independent auditors of the company to examine and report on the December 31, 2017 financial statements	Issuer	Yes	For	For

The Ensign Group Inc	ENSG	5/25/2017	29358P101	1	Election of Directors	Issuer	Yes	For All	For
				2	Ratification of Deloitte & Touche LLP as independent registered public accounting firm for 2017	Issuer	Yes	For	For
				3	Approval of the company's 2017 omnibus incentive plan	Issuer	Yes	For	For
				4	Approval, on an advisory basis, of our named executive officers' compensation	Issuer	Yes	For	For
				5	Advisory vote on the frequency of an advisory vote on executive compensation	Issuer	Yes	1 Year	For
				6	Stockholder proposal regarding a sustainability report	Stockholder	Yes	Against	For

Exponent Inc	EXPO	6/1/2017	30214U102	1	Election of Directors	Issuer	Yes	For All	For
				2	To ratify the appointment of KPMG LLP , an independent registered public accounting firm, as independent auditor for the fiscal year ending December 29, 2017	Issuer	Yes	For	For
				3	Advisory vote to approve the compensation of the company's named executive officers for fiscal 2016	Issuer	Yes	For	For
				4	To recommend, by non-binding vote, the frequency of executive compensation votes	Issuer	Yes	1 Year	For
				5	To consider and approve an amendment of the amended and restated 2008 equity incentive plan	Issuer	Yes	For	For
				6	To consider and approve an amendment of the 2008 employee stock purchase plan	Issuer	Yes	For	For

Comcast Corporation	CMCSA	6/8/2017	20030N101	1	Election of Directors	Issuer	Yes	For All	For
				2	Ratification of the appointment of our independent auditors	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of the vote on executive compensation	Issuer	Yes	1 Year	For
				5	To provide a lobbying report	Issuer	Yes	Against	For
				6	To stop 100-to-one voting power	Issuer	Yes	For	Against

Columbia Sportwear Company	COLM	6/13/2017	198516106	1	Election of Directors	Issuer	Yes	For All	For
				2	To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for 2017	Issuer	Yes	For	For
				3	To approve, by non-binding vote, executive compensation	Issuer	Yes	Against	Against
				4	To recommend, by non-binding vote, the frequency of executive compensation votes	Issuer	Yes	1 Year	For
				5	To approve the 1997 stock incentive plan, as amended	Issuer	Yes	For	For
				6	To approve the executive incentive plan, as amended	Issuer	Yes	For	For
				7	Shareholder proposal asking the board of directors to amend the company's bylaws to rovide proxy access	Shareholder	Yes	Against	For

USCF Restaurant Leaders Fund

Issuer of security	Ticker	Meeting date	CUSIP	Item	Matter voted on	Issuer or Shareholder Proposal	Did Adviser Vote on Behalf of Fund	Fund Vote (FOR, AGAINST, ABSTAIN, or WITHHOLD)	For or Against Management Recommendation

Hormel Foods Corporation	HRL	1/31/2017	440452100	1	Election of directors	Issuer	Yes	For All	For
				2	Ratify the appointment by the audit committee of the board of directors of ernst & young llp as independent registerd public accounting firm for the fiscal year ending October 29,2017.	Issuer	Yes	For	For
				3	Approve the named executive officer compensation as disclosed in the company's 2017 annual meeting proxy statement.	Issuer	Yes	For	For
4
Vote on a non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which stockholders of the company shall be entitled to have an advisory vote on executive compensation.
						Issuer	Yes	1 year	For
				5	Stockholder proposal to require all non-binding stockholder proposals be decided by a simple majority of the votes cast for and against an item.	Issuer	Yes	Against	For
Jack In The Box INC	JACK	2/28/2017	466367109	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of the appointment of KPMG LLP as independent registered public accountants.	Issuer	Yes	For	For
				3	Advisory approval of executive compensation	Issuer	Yes	For	For
				4	Re-approval of stock incentive plan for 162(M) purposes.	Issuer	Yes	Against	Against
				5	Advisory vote on frequency of say on pay	Issuer	Yes	1 year	For
Starbucks Coporation	SBUX	3/22/2017	855244109	1	Election of directors	Issuer	Yes	For all	For
				2	Advisory resolution to approve our executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the freuency of future advisory votes on executive compensation	Issuer	Yes	1 year	For
				4	Ratification of selection of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2017	Issuer	Yes	For	For
				5	Amend proxy access bylaw	Issuer	Yes	Against	For
Bloomin' Brands, INC.	BLMN	4/21/2017	094235108	1	Election of directors	Issuer	Yes	For All	For
				2	to Ratify the appointment of Pricewaterhousecoopers LLP as independent registered certified public accounting firm for the fiscal year ending December 31, 2017	Issuer	Yes	For	For
				3	To approve, on a non-binding advisory basis, the compensation of the named executive officers	Issuer	Yes	For	For
Arcos Dorados Holdings INC	ARCO	4/24/2017	G0457F107	1
Consideration and approval of the financial statements of the company corresponding to the fiscal year ended December 31, 2016, the independent report of the external auditors EY (Pistrelli, Henry Martin Y Asociados S.R.L., member firm of the Ernst & Young Global), and the notes corresponding to the fiscal year ended December 31, 2016
						Issuer	Yes	For	For
				2	Appointment and renumeration of Ey (Pistrelli, henry Martin Y Asociados S.R.L., member firm of Ernst & Young Global), as the company's independent auditors fo rthe fiscal year ended Decmeber 31, 2017	Issuer	Yes	For	For
				3	Election of directors	Issuer	Yes	For All	For
4A
Election of the following person as class I director of the board of directors, to hold office until the conclusion of the annual general shareholders' meeting held in the calender year 2018: Mr. Sergio Alonso
						Issuer	Yes	For	For
Domino's Pizza, INC.	DPZ	4/25/2017	25754A201	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of the selection of pricewaterhousecoppers LLP as the independent registered public accountants for the company for the 2017 fiscal year	Issuer	Yes	For	For
				3	Advisory vote to approve the compensation of the named executive officers of the company	Issuer	Yes	For	For
				4	Advisory vote to recommend the frequency of future advisory votes on the compensation of the named executive officers of the company	Issuer	Yes	1 year	For
				5	Shareholder proposal regarding deforestation	Issuer	Yes	Against	For
Wingstop INC.	WING	5/3/2017	974155103	1	Election of directors	Issuer	Yes	For All	For
				2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2017	Issuer	Yes	For	For
Denny's Corporation	DENN	5/10/2017	24869P104	1	Election of directors	Issuer	Yes	For All	For
				2	A proposal to ratify the selection of KPMG LLP as the independent registered public accounting firm of Denny's corporation and its subsidiaries for the year ending Decmeber 27, 2017	Issuer	Yes	For	For
				3	An advisory resolution to approve the executive compensation of the company	Issuer	Yes	For	For
				4	An advisory resolution to approve the frequency of the stockholder vote on executive compensation	Issuer	Yes	1 year	For
				5	A proposal to approve the Denny's corporation 2017 Omnibus Incentive Plan	Issuer	Yes	For	For
Dunkin' Brands Group, INC	DNKN	5/10/2017	265504100	1	Election of directors	Issuer	Yes	For All	For
				2	To approve, on an advisory basis, the compensation paid by Dunkin' Brands to its named executive officers	Issuer	Yes	For	For
				3	To ratify the appointment of KPMG LLP as Dunkin' Brands independent registerd public accounting firm for the current fiscal year ending Decmeber 30,2017	Issuer	Yes	For	For
				4	Shareholder proposal regarding a report on the environmental impact of K-cup pods brand packagaing	Issuer	Yes	Against	For
Potbelly Coporation	PBPB	5/11/2017	73754Y100	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2017	Issuer	Yes	For	For
Del Frisco's Restaurant group INC	DFRG	5/18/2017	245077102	1	Election of directors	Issuer	Yes	For All	For
				2	To Ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the year ending Decmeber 26,2017	Issuer	Yes	For	For
Texas Roadhouse, INC	TXRH	5/18/2017	882681109	1	Election of directors	Issuer	Yes	For All	For
				2	Proposal to ratify indpeendent public accounting firm for 2017	Issuer	Yes	For	For
				3	Say on Pay- an advisory vote on the approval of executive compensation	Issuer	Yes	Against	For
				4	Say when on pay- an advisory vote on the frequency of the advisory vote on executive compensation	Issuer	Yes	1 year	For
				5	Advisory vote on a shareholder proposal regarding the issuance of a sustainability report	Issuer	Yes	Against	For
Yum! Brands, INC	YUM	5/19/2017	988498101	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of independent auditors	Issuer	Yes	For	For
				3	Adviosry vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of votes on executive compensation	Issuer	Yes	1 year	For
				5	Shareholder proposal regarding adoption of a policy to reduce deforestation	Issuer	Yes	Against	For
The Wendy's Company	WEN	5/23/2017	95058W100	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of the appointment of Deloitte & Touche LLP as the companys independent registered public accounting firm for 2017	Issuer	Yes	For	For
				3	Advisory resolution to approve executive compensation	Issuer	Yes	For	For
				4	Advisory resolution to approve the frequency of future advisory votes on executive compensation	Issuer	Yes	1 year	For
				5	Stockholder proposal regarding an indpeendent board chairman, if properly preseneted at the meeting.	Issuer	Yes	Against	For
Mcdonald's Corporation	MCD	5/24/2017	580135101	1	Election of directors	Issuer	Yes	For All	For
				2	Advisory vote to approve executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of future advisory votes to approve executive compensation	Issuer	Yes	1 year	For
				4	Approval of the material terms of the performance goals for awards under the Mcdonald's corporation 2012 omnibus stock owenership plan	Issuer	Yes	Against	Against
				5	Advisory vote to approve the appointment of Ernst & Young LLP as independent audtior for 2017	Issuer	Yes	For	For
				6	Advisory vote on a shareholder proposal requesting a change to the vote-counting standard for shareholder proposals, if properly presented	Shareholder	Yes	For	Against
				7	Advisory vote on a shareholder proposal regarding the threshold to call special shareholder meetings, if properly preseented	Shareholder	Yes	Against	For
				8	Advisory vote on a shareholder proposal to issue a class of preferred stock with the right to elect it's own director, if properly presented	Shareholder	Yes	Against	For
				9	Advisory vote on a shareholder proposal requesting that the board make all lawful efforts to implement and/or increase activity on the holy land principles, if properly presented	Shareholder	Yes	Against	For
				10	Advisory vote on a shareholder proposal requesting the board to update the company's policy regarding use of antibiotics by its meat suppliers, if properly presented	Shareholder	Yes	Against	For
				11	Advisory vote on a shareholder proposal requesting a report assesing the environmental impacts of polystrene foam beverge cups, if properly presented	Shareholder	Yes	Against	For
				12	Advisory vote on a shareholder proposal requesting a report on charitable contributions, if properly presented	Shareholder	Yes	Against	For
Ruth's Hospitality Group, INC	RUTH	5/25/2017	783332109	1	Election of directors	Issuer	Yes	For All	For
				2	Approval of the advisory resolution on the compensation of the company's named executive officers	Issuer	Yes	For	For
				3	Advisory vote on the frequency of future stockholder advisory votes on the compensation fo the company's named executive officers	Issuer	Yes	1 year	For
				4	Ratificiation of the appointments of KPMG LLP as the companys independent registered public accounting firm for fiscal year 2017	Issuer	Yes	For	For
Chipotle Mexican Grill, INC	CMG	5/25/2017	169656105	1	Election of directors	Issuer	Yes	For All	For
				2	An advisory vote to approve the compensation of our executive officers as disclosed in the proxy statement ("say-on-pay")	Issuer	Yes	For	For
				3	An advisory vote on the frequency of future say-on-pay votes	Issuer	Yes	1 year	For
				4	Ratification fo the appointment of Ernst & Young LLP as our indepent registered public accounting firm for the year ending Decemeber 31, 2017	Issuer	Yes	For	For
5
A shareholder proposal, if properly presented at the meeting, requesting that the board of directors implement changes to chipotle's governing documents to lower the threshold for shareholders to call special meetings of shareholders to an aggregate of 15% of our outstanding common stock
						Issuer	Yes	Against	For
Del Taco Restaurants, INC	TACO	5/25/2017	245496104	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending January 2, 2016	Issuer	Yes	For	For
Buffalo Wild Wings, INC	BWLD	6/2/2017	119848109	1	Election of directors	Issuer	Yes	Foir All	For
				2	Advisory vote to approve the compensation of our named executive officers as disclosed in the company's 2017 proxy statement	Issuer	Yes	For	For
				3	Advisory vote on the frequency of future votes to approve named executive officer compensation	Issuer	Yes	1 year	For
				4	Approve the 2017 incentive compensation plan	Issuer	Yes	For	For
				5	Ratify the appointment of KPMG LLP	Issuer	Yes	For	For
Restaurant Brands International INC. ("RBI")	QSR	6/5/2017	76131D103	1	Election of directors	Issuer	Yes	For all	For
				2	Approval, on a non-binding advisory basis, of the compensation paid to named executive officers of RBI.	Issuer	Yes	Against	Against
				3	Appoint KPMG LLP as the auditors of RBI to serve until the close of the 2018 annual meeting of shareholders of RBI and authorize the directors of RBI to fix the auditors remuneration	Issuer	Yes	For	For
				4	Consider a shareholder proposal to adopt a written board diversity policy, if properly presented a the meeting	Shareholder	Yes	Aganst	None
El Pollo Loco Holdings, INC	LOCO	6/6/2017	268603107	1	Election of directors	Issuer	Yes	For All	For
				2	proposal to ratify the appointment of BDO USA, LLP as the company's independent registered public accounting firm for 2017	Issuer	Yes	For	For
				3	Stockholder proposal concerning disclosure regarding risks from animal welfare, if properly presented at the annual meeting	Shareholder	Yes	Against	For
Fiesta Restaurant Group, INC	FRGI	6/7/2017	31660B101	1	Election of directors: John B. Morlock	Issuer	Yes	For	For
					Election of directors: James C. Pappas	Issuer	Yes	Withold	Against
				2	Company's proposal to adopt, on an advisory basis, a non-binding resolution approving the compensation of the company's named executive officers, as described in the company's proxy statement.	Issuer	Yes	For	None
				3	Company's proposal to approve the Fiesta restaurant group, INC, 2012 stock incentive plan, as amended, for purposes of ocmplying with section 162(M) of the internal revenue code of 1986, as amended	Issuer	Yes	For	None
				4	Company's proposal to approve an amendment to the coompany's restated certificate of incorporation to implement a majority voting standard in uncontested elections of directors.	Issuer	Yes	For	For
				5	Company's proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Fiesta Restaurant Group, INC for the 2017 fiscal year	Issuer	Yes	For	None
Fiesta Restaurant Group, INC	FRGI	6/7/2017	31660B101	1	Election of directors	Issuer	Yes	For All	For
				2	To adopt, on an advisory basis, a non-bnding resolution approving the compensation fo the company's named executive officers, as described in the proxy statmeent under "executive compenstaion"	Issuer	Yes	For	For
				3	To approve the Fiesta Restaurant Group, INC. 2012 stock incentive plan, as amended, for purposes of complying with section 162(M) of the internal revenue code of 1986, as amended	Issuer	Yes	For	For
				4	To approve an amendment to the company's restated certificate of incoproartion to implement a majority voting standard in uncontested elections of directors	Issuer	Yes	For	For
				5	To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Fiesta Restaurant Group, INC. for the 2017 fiscal year.	Issuer	Yes	For	For
Carrols Restaurant Group, INC	TAST	6/8/2017	14574X104	1	Election of directors	Issuer	Yes	For All	For
				2	To Approve an amendment to the company's restated certificate of incorporation to implement a majority voting standard in uncontested elections of directors.	Issuer	Yes	For	For
				3	To adopt, on an advisory basis, a resolution approving the compensation of the companyu's named executive officers, as described in the proxy statmeent under "executive compensation"	Issuer	Yes	Against	Against
				4	To select, on an advisory basis, the frequency of the advisroy	Issuer	Yes	1 year	For
				5	To ratify the appointment of Deloitte & Touche LLP as the independent register public accounting firm of the company for the 2017 fiscal year	Issuer	Yes	For	For
The Cheesecake Factory Incorporated	CAKE	6/8/2017	163072101	1	Election of directors	Issuer	Yes	For all	For
				2	To ratify the selection of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For
				3	To approve an amendment to the cheesecake factory incorporated 2010 stock incentive plan	Issuer	Yes	For	For
4
To approve, on a non-binding , advisory basis, the compensation of the company's named executive officers as disclosed pursuant to the compensation disclosure rules of the securities and exchange commission.
						Issuer	Yes	For	For
				5	To approve, on a non-binding, advisory basis, the frequency of the stockholder advisory vote on executive compensation ( a "say-on-pay vote") on a three-, two- or one-year basis.	Issuer	Yes	1 year	For
Dave & Buster's Entertainment, INC.	PLAY	6/8/2017	238337109	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of appointment of KPMG LLP as independent registered public accounting firm	Issuer	Yes	For	For
				3	Approval of majority voting for uncontested elections of directors	Issuer	Yes	For	For
				4	Approval of elimination of supermajority vote provisions for amending our certificate of incorporation	Issuer	Yes	For	For
				5	Approval of slimination of supermajority vote provisions for amending our bylaws	Issuer	Yes	For	For
				6	Approval of elimination of obsolete provisions in our certificate of incorporation	Issuer	Yes	For	For
				7	Advisory approval of executive compensation	Issuer	Yes	For	For
Bojanagles', INC	BOJA	6/8/2017	097488100	1	Election of directors	Issuer	Yes	For All	For
				2	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for fiscal 2017	Issuer	Yes	For	For
				3	To approve the Bojangles', INC. amended and restated 2011 equity incentive plan	Issuer	Yes	For	For
Shake Shack INC	SHAK	6/12/2017	819047101	1	Election of directors	Issuer	Yes	For All	For
				2	Ratification of Ernst & Young LLP as the company's indpeendent registered public accounting firm	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
USCF ETF Trust
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Date:	August 21, 2017